The Company and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 2,798,318	$ 2,573,258
Other current assets	490,497	368,444
Goodwill	9,186,650	8,140,468	7,511,434
Equity	7,901,552	7,377,258
Revenue	12,795,060	12,053,490	11,247,477
Funding provided to VIEs through loans and accounts receivable	147,900	110,600
Interest Costs Incurred [Abstract]
Interest Costs, Capitalized During Period	3,784	5,918	10,395
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	73,172	60,070
Other current assets	65,576	26,981
Property, plant and equipment, intangible assets and other noncurrent assets	25,978	29,597
Goodwill	52,251	56,883
Accounts payable, accrued expenses and other liabilities	148,924	105,662
Noncurrent loans to related parties	13,000	12,998
Equity	55,053	54,870
Revenue	$ 195,296	$ 132,697	$ 112,573